Income Taxes (Details Narrative) - USD ($)	3 Months Ended	9 Months Ended
	Mar. 31, 2025	Mar. 31, 2025	Mar. 31, 2024	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2022
Income Taxes
Income Tax Benefit	$ 988,500	$ 1,691,500
Effective Income Tax Rate		25.80%	24.50%
Valuation reserve	$ 7,791,500	$ 7,791,500		$ 6,100,000	$ 6,100,000	$ 2,506,514
Reserved Income Tax Benefit		100.00%
Net operating loss carryover						$ 2,506,514
Losses attributable to federal taxable income				$ 44,916,500	$ 21,258,000